Consolidated Statements of Financial Position - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash		$ 467,235	$ 161,022
Trade receivables		7,037,942	4,155,737
Prepayment and other current assets		2,667,166	425,649
Amount due from related parties		31,298	457,312
Total Current Assets		10,203,641	5,199,720
Non-current assets:
Right-of-use assets		78,434	210,651
Property and equipment, net		368,621	278,866
Prepayment, non-current		18,656
Deferred tax assets		738	78,545
Total Non-current assets		466,449	568,062
Total Assets		10,670,090	5,767,782
Currents Liabilities:
Trade and other payables		2,996,636	2,013,743
Amount due to related parties		67,521	74,292
Lease liabilities, current		69,135	147,474
Loans and borrowings, current		2,856,491	1,279,314
Total Current Liabilities		5,989,783	3,514,823
Non-current Liabilities:
Loans and borrowings, non-current		523,607	503,286
Convertible notes – liability component			736,129
Lease liabilities, non-current		15,187	71,895
Total Non-current Liabilities		538,794	1,311,310
Total Liabilities		6,528,577	4,826,133
Equity
Share Capital	[1]	3,564,150	1,228,037
Reserves		20,667	20,825
Retained earnings (accumulated deficit)		545,797	(306,537)
Equity attributable to owners of the Company		4,130,614	942,325
Non-controlling interests		10,899	(676)
Total equity		4,141,513	941,649
Total liabilities and equity		$ 10,670,090	$ 5,767,782

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization.